Stock compensation expense - Nonvested Restricted and Performance Stock Awards (Details) - RSAs and PSAs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSAs
Beginning balance nonvested (in shares) | shares	1,551,867
Granted (in shares) | shares	18,066,482
Exercised (in shares) | shares	(775,932)
Cancelled or Forfeited (in shares) | shares	(262,487)
Ending balance nonvested (in shares) | shares	18,579,930
Average Grant Date Fair Value ($)
Beginning balance nonvested (in usd per share) | $ / shares	$ 0.52
Granted (in usd per share) | $ / shares	6.37
Exercised (in usd per share) | $ / shares	0.65
Cancelled or Forfeited (in usd per share) | $ / shares	6.75
Ending balance nonvested (in usd per share) | $ / shares	$ 6.11